Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 207,657	$ 207,749
ECL allowance	1,715	1,639	$ 1,626
Net loans	385,072	381,661
Gross personal	42,666	43,058
Gross credit card	12,477	12,673
Gross business and government	123,987	119,820
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	140,904	141,556
Gross personal	23,168	23,808
Gross credit card	2,839	3,405
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	39,833	40,225
Gross personal	5,145	5,187
Gross credit card	2,238	1,797
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,519	16,119
Gross personal	6,923	6,656
Gross credit card	4,506	4,519
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,870	5,764
Gross personal	5,556	5,579
Gross credit card	2,200	2,252
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,383	996
Gross personal	962	936
Gross credit card	532	538
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	559	510
Gross personal	148	142
Gross credit card	0	0
Gross business and government	763	504
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,589	2,579
Gross personal	764	750
Gross credit card	162	162
Gross business and government	2,336	2,682
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	43,807	42,753
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	75,734	72,616
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,347	1,265
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	224	214
Net loans	207,433	207,535
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	508	481
Net loans	42,158	42,577
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	418	418
Net loans	12,059	12,255
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	565	526
Net loans	123,422	119,294
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	199,730	200,124
ECL allowance	470	450	460
Net loans	365,132	362,615
Gross personal	38,372	38,925
Gross credit card	9,986	10,144
Gross business and government	117,514	113,872
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	140,904	141,556
Gross personal	23,168	23,808
Gross credit card	2,839	3,405
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	39,833	40,225
Gross personal	3,804	3,813
Gross credit card	2,188	1,747
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,629	15,321
Gross personal	6,205	5,954
Gross credit card	3,798	3,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	946	859
Gross personal	4,262	4,428
Gross credit card	990	1,011
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	233	0
Gross personal	232	245
Gross credit card	9	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Gross business and government	0	0
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,185	2,163
Gross personal	701	677
Gross credit card	162	162
Gross business and government	2,090	2,397
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	43,604	42,532
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	71,673	68,798
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	147	145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	29	27
Net loans	199,701	200,097
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	168	176
Net loans	38,204	38,749
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	89	88
Net loans	9,897	10,056
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	184	159
Net loans	117,330	113,713
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,199	6,948
ECL allowance	721	707	709
Net loans	18,670	18,048
Gross personal	4,105	3,951
Gross credit card	2,491	2,529
Gross business and government	5,596	5,327
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	1,341	1,374
Gross credit card	50	50
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	890	798
Gross personal	718	702
Gross credit card	708	710
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,924	4,905
Gross personal	1,294	1,151
Gross credit card	1,210	1,241
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,150	996
Gross personal	730	691
Gross credit card	523	528
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Gross business and government	0	0
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	235	249
Gross personal	22	33
Gross credit card	0	0
Gross business and government	132	168
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	203	221
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,061	3,818
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,200	1,120
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	46	44
Net loans	7,153	6,904
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	223	196
Net loans	3,882	3,755
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	329	330
Net loans	2,162	2,199
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	123	137
Net loans	5,473	5,190
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	728	677
Net loans	1,270	998
Gross personal	189	182
Gross credit card	0	0
Gross business and government	877	621
Stage 3 [member] | Financial instruments credit-impaired [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0	0
Gross personal	0	0
Gross credit card	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	559	510
Gross personal	148	142
Gross credit card	0	0
Gross business and government	763	504
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	169	167
Gross personal	41	40
Gross credit card	0	0
Gross business and government	114	117
Stage 3 [member] | Financial instruments credit-impaired [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	149	143
Net loans	579	534
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	117	109
Net loans	72	73
Stage 3 [member] | Financial instruments credit-impaired [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	0	0
Net loans	0	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	258	230
Net loans	619	391
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 524	$ 482	$ 457